Commitments and Contingencies - Summary of Breakdown of Outstanding Amounts by Country and Local Currency between Independent Dealers and Distributors with Third Party Finance Companies (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2020	Jan. 31, 2019
Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	$ 2,281.7	$ 1,998.1
United States [member] | United States of America, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	1,264.0	1,107.2
Canada [member] | Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	458.3	422.3
Europe [Member] | Euro Member Countries, Euro
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	46.7	39.8
Australia and new zealand [member] | Australia, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	93.7	62.4
Latin America [member] | United States of America, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	$ 0.6	$ 0.8